CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Cash flows from operating activities:
Net loss	$ (42,831,000)	$ (43,870,000)	$ (58,583,000)	$ (60,436,000)
Adjustments to reconcile net loss to net cash flows from operating activities:
Loss on disposal of property and equipment	(30,000)
Amortization and depreciation	4,958,000	4,840,000	6,450,000	6,434,000
Amortization of debt issuance costs	1,018,000	968,000	1,319,000	923,000
Bad debt reserve	3,143,000	3,848,000	4,783,000	2,829,000
Equity-based compensation	486,000	375,000	468,000	902,000
Phantom unit expense	2,907,000	150,000	271,000	236,000
Gain on forgiveness of debt	(10,900,000)
Deferred income taxes	(1,006,000)	(1,082,000)	(1,144,000)	(433,000)
Change in operating assets and liabilities:
Accounts receivable	(5,774,000)	(16,135,000)	(10,235,000)	(5,676,000)
Contract assets	(11,819,000)	7,942,000	11,731,000	(11,726,000)
Prepaid expenses	(1,842,000)	(503,000)	695,000	(1,012,000)
Other current assets	(328,000)	(957,000)	(1,557,000)	(878,000)
Operating right-of-use assets	633,000	524,000	716,000	364,000
Accounts payable	11,773,000	11,735,000	15,099,000	1,958,000
Accrued expenses	5,816,000	(1,009,000)	(863,000)	1,248,000
Other noncurrent assets	(67,000)	(590,000)	(601,000)	(299,000)
Contract liabilities	(399,000)	211,000	1,114,000	1,077,000
Operating lease liabilities	(996,000)	(868,000)	(1,176,000)	(794,000)
Other liabilities	148,000	(136,000)	31,000	136,000
Net cash used in operating activities	(45,110,000)	(34,557,000)	(31,482,000)	(65,147,000)
Cash flows from investing activities:
Property and equipment purchases	(1,294,000)	(1,201,000)	(1,288,000)	(742,000)
Intangible asset purchases	(50,000)	(212,000)	(218,000)	(567,000)
Net cash flows from investing activities	(1,344,000)	(1,413,000)	(1,506,000)	(1,309,000)
Cash flows from financing activities:
Net (payments) borrowings on line of credit	(4,373,000)	2,399,000	(6,578,000)	19,972,000
Proceeds from long-term debt	22,254,000	30,778,000	30,778,000	20,000,000
Repayments of long-term debt	(1,500,000)	(2,254,000)	(2,254,000)
Financing costs paid	(800,000)	(603,000)	(603,000)	(1,180,000)
Warrants exercised	32,490,000
Net cash flows from financing activities	48,071,000	30,320,000	21,343,000	72,766,000
Net change in cash	1,617,000	(5,650,000)	(11,645,000)	6,310,000
Cash, beginning of year	6,021,000	17,666,000	17,666,000	11,356,000
Cash, end of year	7,638,000	12,016,000	6,021,000	17,666,000
Supplemental disclosure of cash flow information:
Cash paid for interest	$ 6,119,000	$ 4,636,000	$ 6,413,000	$ 3,332,000